Income Taxes - Components of Income from Continuing Operations Before Income Taxes and Equity in Net Income of Affiliates (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Dutch			$ 46	$ 35	$ 146
Non-Dutch			398	94	(43)
Income from continuing operations before income taxes and equity in net income of affiliates	$ 67	$ 43	$ 444	$ 129	$ 103